Revenues (Details) - Schedule of Timing of Revenue Recognition - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers [line items]
Revenues	$ 28,350	$ 29,702
Services transferred over time [Member]
Revenue from contracts with customers [line items]
Revenues	2,653	2,140
Goods transferred at a point in time [Member]
Revenue from contracts with customers [line items]
Revenues	$ 25,697	$ 27,562